Income taxes (Reconciliation of statutory income tax expense to provision for income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	12.50%	12.50%	12.50%
Income tax expense at statutory income tax rate of 12.5%	$ 143,866	$ 154,484	$ 150,050
Permanent differences	1,016	23,737	29,057
Foreign rate differential	(803)	(13,503)	(5,611)
Differences between statutory and actual income tax expense	213	10,234	23,446
Provision for income taxes	$ 144,079	$ 164,718	$ 173,496